BERKSHIRE CAPITAL GROWTH & VALUE FUND

                        SUPPLEMENT DATED MARCH 16, 1998
                                      to
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 1997
                       AS SUPPLEMENTED FEBRUARY 26, 1998




     Effective March 16, 1998, the following information supplements, and to the extent inconsistent therewith, supersedes the information as set forth in the Statement of Additional Information relating to the Berkshire Capital Investment Trust, Statement of Operations:










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                      Berkshire Capital Investment Trust
                            Statement of Operations
   For the Period from July 1, 1997 (date of inception) to December 31, 1997




INVESTMENT INCOME:

Income:
Dividends                                                       $       87
Interest                                                             1,051
                                                                     -----
Total income                                                         1,138
                                                                     -----

Expenses:
Investment advisory fees                                               764
Administration fees                                                    255
Investment advisory and administration fees waived  - Note (7)     (1,019)
                                                                   -------
Total expenses                                                           0
                                                                   -------

Total investment income                                              1,138
                                                                   -------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net realized gain (loss) on investments                            (2,613)
Net change in unrealized gain (loss)
on investments for 1997                                           (12,613)
                                                                  --------
Net gain (loss) on investments for 1997                           (15,226)
                                                                  --------
Net increase (decrease) in net assets
resulting from operations                                       $ (14,088)
                                                                  ========

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                See Accompanying Notes to Financial Statements